Derivative Financial Instruments and Risk Management Policies - Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Exposure to credit risk on guarantees	€ 6,657	€ 6,192